Leases - Narrative (Details) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) store	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) store	Dec. 31, 2020 USD ($)
Operating Leased Assets [Line Items]
Proceeds from sale-leaseback transactions			$ 0.0	$ 0.0	$ 101.0
Gains from sale-leaseback transactions					3.0
Office real estate optimization charges	$ 117.0		117.0	$ 0.0	0.0
Number of stores, planned closure | store				900
Store impairment charges			$ 0.0	$ 1,358.0	$ 0.0
Operating lease right-of-use assets
Operating Leased Assets [Line Items]
Office real estate optimization charges	$ 71.0
Retail LTC
Operating Leased Assets [Line Items]
Number of stores, planned closure | store		900		900
Number of stores, annual planned closures for closure period | store		300
Store impairment charges		$ 1,400.0		$ 1,400.0
Retail LTC | Operating lease right-of-use assets
Operating Leased Assets [Line Items]
Store impairment charges		1,100.0
Operating lease, right-of-use asset, fair value		356.0		356.0
Distribution centers and Corporate offices | Minimum
Operating Leased Assets [Line Items]
Operating lease term (in years)	15 years		15 years
Finance lease term (in years)	15 years		15 years
Distribution centers and Corporate offices | Maximum
Operating Leased Assets [Line Items]
Operating lease term (in years)	25 years		25 years
Finance lease term (in years)	25 years		25 years
Equipment | Minimum
Operating Leased Assets [Line Items]
Operating lease term (in years)	3 years		3 years
Finance lease term (in years)	3 years		3 years
Equipment | Maximum
Operating Leased Assets [Line Items]
Operating lease term (in years)	10 years		10 years
Finance lease term (in years)	10 years		10 years
Property and equipment
Operating Leased Assets [Line Items]
Office real estate optimization charges	$ 44.0
Property and equipment | Retail LTC
Operating Leased Assets [Line Items]
Store impairment charges		261.0		261.0
Property and equipment, fair value		$ 185.0		$ 185.0